Mercantile Funds, Inc.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated February 20, 2004

to the Institutional Shares

Prospectus dated September 30, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Limited Maturity Bond Fund

A.	On page 8 of the Prospectus, the second paragraph of the section entitled “Principal Investment Strategies” for the Limited Maturity Bond Fund is revised to read as follows:

The Fund generally will purchase investment grade debt obligations. These are obligations which have one of the four highest ratings assigned by a nationally recognized statistical rating organization, such as Standard & Poor’s or Moody’s Investors Service, or will be unrated securities determined by BWAM to be of comparable quality. When deemed appropriate by BWAM, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as “junk bonds.”

B.	On pages 8 and 9 of the Prospectus, in the section entitled “Principal Risks of Investing in the Fund” for the Limited Maturity Bond Fund the following language is to be added to the end of the second paragraph under “Credit Risk”:

Generally, non-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

C.	On pages 9 and 10 of the Prospectus, the chart entitled “Average Annual Returns” under the section entitled “Fund Performance” for the Limited Maturity Bond Fund is replaced with the following:

Average Annual Total Returns (for the periods ended December 31, 2002)

The table below shows how the Fund’s average annual total returns for one year, five years, ten years and since inception compared to those of a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Limited Maturity Bond Fund	1 Year	5 Years	10 Years	Since Inception*
Before Taxes	5.83%	5.77%	5.79%	6.20%

After Taxes on Distributions	4.24%	3.53%	3.52%	3.98%

After Taxes on Distributions and Sale of Fund Shares	3.55%	3.51%	3.50%	3.92%

Merrill Lynch 1-5 Year Corporate/Government Index**	7.91%	7.09%	6.63%	7.13%

Lehman Brothers 1-5 Year Government/Credit Index**	8.13%	7.13%	6.64%	7.12%

*	March 14, 1991 for the Fund; February 28, 1991 for the Merrill Lynch 1-5 Year Corporate/Government Index and Lehman Brothers 1-5 Year Government/Credit Index.
**	On February 20, 2004, the Board of Directors approved the Merrill Lynch 1-5 Year Corporate/Government Index as the Fund’s primary index instead of the Lehman Brothers 1-5 Year Government Credit Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by utilizing a more transparent index. An investor cannot invest directly in the Merrill Lynch 1-5 Year Corporate/Government Index or the Lehman Brothers 1-5 Year Government/Credit Index. The Fund’s portfolio may differ significantly from the securities held in the indices. The performance of the indices does not reflect the effect of taxes or expenses associated with the active management of an actual portfolio.

[Sidebar:]

The Merrill Lynch 1-5 Year Corporate/Government Index is an unmanaged market capitalization weighted index generally representative of the performance of government and corporate bonds with remaining maturities of between one and five years.

The Lehman Brothers 1-5 Year Government/Credit Index is an unmanaged market capitalization index generally representative of the performance of government and corporate bonds with remaining maturities of between one and five years.

Total Return Bond Fund

A.	On page 11 of the Prospectus, replace the second paragraph of the section entitled “Principal Investment Strategies” for the Total Return Bond Fund with the following language:

U.S. Treasury and some agency obligations, such as, Ginnie Maes, are backed by the full faith and credit of the U.S. government. Securities such as Fannie Maes and Freddie Macs that are issued by other agencies and government sponsored corporations are not supported by the full faith and credit of the U.S. government, and there is no guarantee that the U.S. government will provide support if they are unable to meet their obligation.

Asset-backed securities are backed by installment sale contracts, credit card receivables or other assets. These securities generally may be prepaid at any time and are subject to greater risk of default during periods of economic downturn than conventional debt instruments.

The Fund generally will purchase investment grade debt obligations. These are obligations which have one of the four highest ratings assigned by a nationally recognized statistical rating organization, such as Standard & Poor’s or Moody’s Investors Service, or will be unrated securities determined by BWAM to be of comparable quality. When deemed appropriate by BWAM, however, the Fund may invest up to 15% of its net assets in non-investment grade debt securities, also known as “junk bonds.”

Mercantile Funds, Inc.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated February 20, 2004

to the Class A, Class B and Class C Shares

Prospectus dated September 30, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Class B Shares (All Funds)

A.	Effective as of the close of business on February 20, 2004, the Class B Shares of the Funds will no longer be offered to new investors. Existing shareholders may continue to purchase and redeem Class B Shares of the Funds, and will continue to receive dividends and distributions in additional Class B Shares if they have so elected, until May 31, 2004.

At the close of business on May 31, 2004, all outstanding Class B Shares of the Funds will be automatically exchanged for Class A Shares of the same Fund at net asset value.

Limited Maturity Bond Fund

A.	On page 11 of the Prospectus, the second paragraph of the section entitled “Principal Investment Strategies” for the Limited Maturity Bond Fund is revised to read as follows:

The Fund generally will purchase investment grade debt obligations. These are obligations which have one of the four highest ratings assigned by a nationally recognized statistical rating organization, such as Standard & Poor’s or Moody’s Investors Service, or will be unrated securities determined by BWAM to be of comparable quality. When deemed appropriate by BWAM, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as “junk bonds.”

B.	On pages 11 and 12 of the Prospectus, in the section entitled “Principal Risks of Investing in the Fund” for the Limited Maturity Bond Fund the following language is to be added to the end of the second paragraph under “Credit Risk”:

Generally, non-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

C.	On page 12 of the Prospectus, the last paragraph of the section entitled “Fund Performance” for the Limited Maturity Bond Fund is revised to read as follows:

The bar chart below shows how the performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with the Merrill Lynch 1-5 Year Corporate/Government Index and the Lehman Brothers 1-5 Year Government/Credit Index (which, unlike the Fund, does not have any fees or expenses). The performance of the Fund, the Merrill Lynch 1-5 Year Corporate/Government Index and the Lehman Brothers 1-5 Year Government/Credit Bond Index varies over time. Returns for the period reflect fee waivers in effect (if unwaived, total returns would have been lower). All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

D.	On page 13 of the Prospectus, the chart entitled “Average Annual Returns” under the section entitled “Fund Performance” for the Limited Maturity Bond Fund is replaced with the following:

Average Annual Total Returns (for the periods ended December 31, 2002)

The table below shows how the Fund’s average annual total returns for one year, five years, ten years and since inception compared to those of a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Limited Maturity Bond Fund	1 Year	5 Years	10 Years	Since Inception*
Before Taxes	5.83%	5.77%	5.79%	6.20%

After Taxes on Distributions	4.24%	3.53%	3.52%	3.98%

After Taxes on Distributions and Sale of Fund Shares	3.55%	3.51%	3.50%	3.92%

Merrill Lynch 1-5 Year Corporate/Government Index**	7.91%	7.09%	6.63%	7.13%

Lehman Brothers 1-5 Year Government/Credit Index**	8.13%	7.13%	6.64%	7.12%

*	March 14, 1991 for the Fund; February 28, 1991 for the Merrill Lynch 1-5 Year Corporate/Government Index and Lehman Brothers 1-5 Year Government/Credit Index.
**	On February 20, 2004, the Board of Directors approved the Merrill Lynch 1-5 Year Corporate/Government Index as the Fund’s primary index instead of the Lehman Brothers 1-5 Year Government/Credit Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by utilizing a more transparent index. An investor cannot invest directly in the Merrill Lynch 1-5 Year Corporate/Government Index or the Lehman Brothers 1-5 Year Government/Credit Index. The Fund’s portfolio may differ significantly from the securities held in the indices. The performance of the indices does not reflect the effect of taxes or expenses associated with the active management of an actual portfolio.

[Sidebar:]

The Merrill Lynch 1-5 Year Corporate/Government Index is a unmanaged market capitalization weighted index generally representative of the performance of government and corporate bonds with remaining maturities of between one and five years.

The Lehman Brothers 1-5 Year Government/Credit Index is an unmanaged market capitalization index generally representative of the performance of government and corporate bonds with remaining maturities of between one and five years.

Total Return Bond Fund

A.	On page 16 of the Prospectus, replace the second paragraph of the section entitled “Principal Investment Strategies” for the Total Return Bond Fund with the following language:

U.S. Treasury and some agency obligations, such as, Ginnie Maes, are backed by the full faith and credit of the U.S. government. Securities such as Fannie Maes and Freddie Macs that are issued by other agencies and government sponsored corporations are not supported by the full faith and credit of the U.S. government, and there is no guarantee that the U.S. government will provide support if they are unable to meet their obligation.

Asset-backed securities are backed by installment sale contracts, credit card receivables or other assets. These securities generally may be prepaid at any time and are subject to greater risk of default during periods of economic downturn than conventional debt instruments.

The Fund generally will purchase investment grade debt obligations. These are obligations which have one of the four highest ratings assigned by a nationally recognized statistical rating organization, such as Standard & Poor’s or Moody’s Investors Service, or will be unrated securities determined by BWAM to be of comparable quality. When deemed appropriate by BWAM, however, the Fund may invest up to 15% of its net assets in non-investment grade debt securities, also known as “junk bonds.”